Employee Benefits Plans Plan Assumptions (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.50%	4.00%	4.75%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.75%	2.75%	3.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.00%	4.75%	4.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.25%	7.50%	7.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.75%	3.00%	3.00%
United States Postretirement Benefit Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.25%	3.75%	4.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.75%	4.50%	3.75%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%	7.25%	7.25%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.70%	8.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2025	2025
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 1
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	0
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	3
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (3)
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	5.18%	5.37%	5.56%